Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class I Shares, Class R Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.
•	In the “Fees and Expenses” section found under Additional Information About the Funds, the first bullet point is modified to indicate that no redemption fee is applicable.
•	In the “Exchanges” section found in the Shareholder’s Guide, the bullet point indicating that an exchange of Shares may be subject to a redemption fee is hereby deleted in its entirety.
•	In the “Redemptions” section found in the Shareholder’s Guide, the reference to the applicability of a redemption fee on redemption proceeds is modified to indicate that no redemption fee is charged.
•	The “Redemption Fee” section found in the Shareholder’s Guide is deleted in its entirety.
•	In the “Excessive Trading” section found in the Shareholder’s Guide, the bullet point referencing redemption fees is hereby deleted in its entirety.

Effective April 2, 2012, the Fund’s Statement of Additional Information is amended as set forth below:

All references in the Fund’s statement of additional information regarding the application of a redemption fee by the Fund are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.
•	In the “Fees and Expenses” section found under Additional Information About the Funds, the first bullet point is deleted in its entirety.
•	In the “Exchanges” section found in the Shareholder’s Manual, the bullet point indicating that an exchange of Shares may be subject to a redemption fee is hereby deleted in its entirety.
•	In the “Payment of Redemption Proceeds” section found in the Shareholder’s Manual, all references to the applicability of a redemption fee on redemption proceeds is modified to indicate that no redemption fee is charged.
•	The “Redemption Fee” section found in the Shareholder’s Manual is deleted in its entirety.
•	In the “Excessive Trading” section found in the Shareholder’s Manual, the bullet point referencing redemption fees is hereby deleted in its entirety.

Effective April 2, 2012, the Fund’s Statement of Additional Information is amended as set forth below:

All references in the Fund’s statement of additional information regarding the application of a redemption fee by the Fund are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.
•	In the “Fees and Expenses” section found under Additional Information About the Funds, the first bullet point is modified to indicate that no redemption fee is applicable.
•	In the “Exchanges” section found in the Shareholder’s Guide, the bullet point indicating that an exchange of Shares may be subject to a redemption fee is hereby deleted in its entirety.
•	In the “Redemptions” section found in the Shareholder’s Guide, the reference to the applicability of a redemption fee on redemption proceeds is modified to indicate that no redemption fee is charged.
•	The “Redemption Fee” section found in the Shareholder’s Guide is deleted in its entirety.
•	In the “Excessive Trading” section found in the Shareholder’s Guide, the bullet point referencing redemption fees is hereby deleted in its entirety.

Effective April 2, 2012, the Funds’ Statement of Additional Information is amended as set forth below:

All references in the Funds’ statement of additional information regarding the application of a redemption fee by a Fund are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Core Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.
•	In the “Fees and Expenses” section found under Additional Information About the Fund, the first bullet point is deleted in its entirety.
•	In the “Exchanges” section found in the Shareholder’s Manual, the bullet point indicating that an exchange of Shares may be subject to a redemption fee is hereby deleted in its entirety.
•	In the “Payment of Redemption Proceeds” section found in the Shareholder’s Manual, all references to the applicability of a redemption fee on redemption proceeds is modified to indicate that no redemption fee is charged.
•	The “Redemption Fee” section found in the Shareholder’s Manual is deleted in its entirety.
•	In the “Excessive Trading” section found in the Shareholder’s Manual, the bullet point referencing redemption fees is hereby deleted in its entirety.

Effective April 2, 2012, the Fund’s Statement of Additional Information is amended as set forth below:

All references in the Fund’s statement of additional information regarding the application of a redemption fee by the Fund are hereby deleted.

Please retain this Supplement with your records.